SEMI ANNUAL REPORT

MUTUAL SHARES FUND

                                                                   June 30, 2001



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


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maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.



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


SHAREHOLDER LETTER


--------------------------------------------------------------------------------
Your Fund's Goal: Mutual Shares Fund seeks capital appreciation, with income as a secondary objective, by investing primarily in common and preferred stocks, bonds and convertible securities in the U.S. and other countries.
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to bring you this semiannual report for the period ended June 30, 2001. During the six months under review, the U.S. economy showed signs of weakness across most industrial sectors. The Federal Reserve Board cut short-term interest rates aggressively, and the federal government approved a tax-cut package to stimulate the economy. Domestic equity markets experienced volatility and generally fell during the period, which had a negative psychological and wealth impact on investors, especially those invested in


The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 16.


CONTENTS


Shareholder Letter ....................................................        1

Performance Summary ...................................................       10

Financial Highlights & Statement of Investments .......................       12

Financial Statements ..................................................       26

Notes to Financial Statements .........................................       30



FUND CATEGORY
[PYRAMID GRAPHIC]

GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
6/30/01
[BAR GRAPH]

U.S.                                                                       62.0%

U.K.                                                                        5.6%

France                                                                      3.2%

Spain                                                                       1.4%

Canada                                                                      1.1%

Switzerland                                                                 1.0%

Other Countries                                                             2.6%

Fixed Income Securities                                                     9.3%

Government Agencies & Other Net Assets                                     13.8%


technology and telecommunications stocks. Outside the U.S., economies and equity markets provided mixed results, with more pockets of weakness than strength, and the euro's decline helped sustain European export sales during early 2001.

Within this environment, Mutual Shares Fund - Class Z produced an 11.90% six-month cumulative total return for the period ended June 30, 2001, as shown in the Performance Summary beginning on page 10. This compared favorably with the Standard & Poor's 500(R) (S&P 500(R)) Composite Index's -6.70% return and the Lipper Multi-Cap Value Funds Average, which advanced just 1.34% during the same period.(1) We attribute this outperformance largely to our disciplined value and special situations approach. Our bankruptcy and reorganization investments contributed significantly to the Fund's performance. Finova, a commercial finance company, and Vencor/Kindred, a nursing home and hospital company, were two of the best performers of our distressed debt holdings during the six months under review.


1. Source: Standard & Poor's Micropal; Lipper Inc. The unmanaged S&P 500 Composite Index consists of 500 domestic stocks, comprising four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as the standard for measuring large-cap U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalizations, the index is not composed of the 500 largest, publicly traded U.S. companies. The Lipper Multi-Cap Value Funds Average consists of 549 mutual funds (including Mutual Shares Fund) as of June 30, 2001. Lipper calculations do not include sales charges. Past expense reductions by the Fund's manager increased the Fund's total returns. If these factors had been considered, the Fund's performance relative to the Lipper average may have differed. The indexes include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

The Fund also benefited from merger activity, as several large holdings, such as CIT, became takeover targets during the reporting period. Often during slowing economic times, companies attempt to supplement weak organic growth with acquisitions, and such a situation clearly plays into our investing style. CIT, for example, was one of our largest positions before a purchase offer from Tyco because we believed the company to be undervalued and one of the few remaining independent finance firms in a consolidating industry. Another acquisition target in the Fund's portfolio that significantly contributed to Fund performance during the period was Dutch candy company Van Melle, which we sold after it was purchased by Perfetti.

We continued to benefit from our contrarian investment approach of purchasing out-of-favor stocks when they are trading at relatively large discounts to intrinsic values. Two such examples are auto parts manufacturer Delphi and retailer Federated Department Stores, both of which we originally purchased several years ago and then added to based on compelling valuations. In early 2001, these stocks appreciated


TOP 10 INDUSTRIES
Based on Equity Securities
6/30/01

                                                                      % OF TOTAL
                                                                      NET ASSETS
--------------------------------------------------------------------------------
Media                                                                      12.2%

Diversified Telecommunication Services                                      8.4%

Insurance                                                                   6.5%

Diversified Financials                                                      6.1%

Multiline Retail                                                            4.5%

Paper & Forest Products                                                     3.9%

Tobacco                                                                     3.5%

Banks                                                                       2.9%

Real Estate                                                                 2.9%

Commercial Services & Supplies                                              2.6%

TOP 10 HOLDINGS
6/30/01


COMPANY                                                               % OF TOTAL
INDUSTRY, COUNTRY                                                     NET ASSETS
--------------------------------------------------------------------------------
Federated Department
Stores Inc.                                                                 2.9%
Multiline Retail, U.S.

Telephone & Data Systems Inc.                                               2.8%
Diversified Telecommunication Services, U.S.

Finova Capital Corp.
(Fixed Income)                                                              2.4%
Diversified Financials, U.S.

White Mountains Insurance
Group Inc., Ord. & Pfd.                                                     2.1%
Insurance, U.S.

Berkshire Hathaway Inc., A & B                                              2.0%
Diversified Financials, U.S.

Canary Wharf Group PLC                                                      1.9%
Real Estate, U.K.

Washington Post Co., B                                                      1.8%
Media, U.S.

Lagardere SCA                                                               1.8%
Media, France

AT&T Corp.                                                                  1.7%
Diversified Telecommunication Services, U.S.

AT&T Corp. - Liberty
Media Group, A                                                              1.7%
Media, U.S.


significantly as investors began to look past economic weakness toward economic recovery. Often, we uncover our most favorable undervalued opportunities by searching off the beaten path for complex restructuring situations. One of our best performers during the period, Cendant, is an example. The company is a leading franchiser operating primarily in two segments, travel and real estate. During the past few years, it has been under a cloud stemming from a massive accounting fraud that surfaced after its 1997 acquisition of CUC. Through our due diligence, however, we came to view the company as significantly undervalued with solid businesses, strong cash flow even in a recessionary environment, and a management team determined to restore the company to its former prominence. Since establishing our position in late 2000, the firm has successfully begun to execute its new strategy, and the stock more than doubled in value through the first half of 2001. Coincidentally, another one of our investment winners thus far in 2001 is Cendant's latest travel-related acquisition target, Galileo International.

As in all years, not all the Fund's stocks proved to be success stories. During the six-month review period, the share price of Railtrack Group, Britain's largest railway infrastructure operator, fell sharply after a series of train accidents called into question the company's safety record and its ability to finance the huge capital spending necessary to maintain and enhance its physical plant. Another disappointment was the position we took in the potential Honeywell/General Electric merger as the European Union (EU) Competition Commission rejected the deal. The impact on future merger activity resulting from this EU rejection has yet to be realized; however, we believe arbitrage spreads may temporarily widen on future deals requiring EU review and approval, which could create further opportunities for the Fund.

During the reporting period, we added to existing and initiated new positions in the beaten up telecommunications sector, buying shares in AT&T, AT&T Wireless and Sprint. We also increased our exposure to the unpopular media sector with purchases of Lagardere and Hughes Electronics. On the bankruptcy side, we added to our successful holdings in

Finova and established a position in the distressed debt of two California energy/utility companies, Edison International and Pacific Gas & Electric. In our opinion, the utility subsidiaries will be able to satisfy their debt obligations, and we believe the nonregulated divisions of these companies have substantial value.

We pared our holdings in stocks whose prices had appreciated significantly since their original purchase date. Such sales included May Department Stores and food and drug retailer Albertson's. We also sold positions in companies we believed were subject to deteriorating business conditions or whose managements did not act in shareholders' best interests, in our opinion.

Looking forward, we will continue to search for undervalued investments as we seek to provide our shareholders with excellent long-term, low-risk returns. With our disciplined due diligence and our three-pronged approach to value combining undervalued stocks, bankruptcies and deals, we believe Mutual Shares Fund is well-positioned to capitalize on the current, volatile marketplace.

Effective August 1, 2001, David Winters assumed primary co-manager responsibility for investments in your Fund. Tim Rankin and Deborah Turner will be assisting him and co-manager Larry Sondike. David Winters will become President and Chief Investment Officer of the Fund's adviser and Peter Langerman will become Chairman of the Funds' Board in October after Michael Price steps down from that position. Although Michael has not been directly involved with the management of our fund portfolios over the last several years, he has been a guiding force in developing the way we invest here at Mutual Series. Biographies of David Winters, Tim Rankin and Debbie Turner follow this report.

We appreciate your participation in Mutual Shares Fund and welcome your comments and suggestions, either through regular mail or by email at mutualseries@frk.com.

Sincerely,


/s/ Lawrence Sondike

Lawrence Sondike
Portfolio Manager


/s/ David J. Winters

David J. Winters
President, Chief Investment Officer & Portfolio Manager

Mutual Shares Fund

August 10, 2001

The Fund's value-oriented strategy may include investments in companies involved in mergers, reorganizations, restructurings or liquidations. It is important to remember that the Fund may invest in lower-rated "junk bonds," which entail higher credit risks such as political uncertainty or fluctuations in foreign exchange rates in areas where the Fund invests.

It is also important to note that stocks offer the potential for long-term gains but can be subject to short-term up and down price movements. Securities of companies involved in mergers, liquidations and reorganizations, and distressed/bankruptcy investments involve higher credit risks. These and other risks are discussed in the prospectus.

This discussion reflects our views, opinions and portfolio holdings as of June 30, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

[PHOTO OF DAVID WINTERS]

David Winters is President and Chief Investment Officer of Franklin Mutual Advisers, LLC. He is also the portfolio manager of Mutual Discovery Fund and is a co-portfolio manager of Mutual Beacon and Mutual European Funds. He joined Heine Securities Corporation (predecessor of Franklin Mutual Advisers, LLC) in 1988. David earned his bachelor's degree from Cornell University, Arts and Sciences. He is a Chartered Financial Analyst (CFA).

[PHOTO OF TIM RANKIN]

Tim Rankin is an assistant portfolio manager for Mutual Discovery Fund. He specializes in the analysis of chemicals, metals, utilities, pharmaceuticals and other industrial sectors. Prior to joining Mutual Series in 1997, he was an equity analyst and portfolio manager for Glickenhaus and Co. Mr. Rankin earned his Bachelor of Arts degree in urban studies/economics from Columbia University. He is a Chartered Financial Analyst (CFA).

[PHOTO OF DEBBIE TURNER]

Debbie Turner specializes in the analysis of retail, gaming, lodging, leisure, restaurants, apparel and tobacco in North America and Europe. Prior to joining Mutual Series in 1993, Ms. Turner was an associate analyst for Fred Alger Management. Ms. Turner earned a Bachelor of Arts degree in economics from Vassar College. She is a Chartered Financial Analyst (CFA).

PERFORMANCE SUMMARY AS OF 6/30/01

Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. All total returns include reinvested distributions at net asset value.


Class Z: No initial sales charge or Rule 12b-1 fees and are available only to certain investors, as described in the prospectus.*

Class A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge. Thus total returns may differ.*

Class B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.*

Class C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.*

*Past expense reductions by the Fund's manager increased the Fund's total returns. Without these reductions, the Fund's total returns would have been lower.

PRICE AND DISTRIBUTION INFORMATION


CLASS Z                                 CHANGE          6/30/01        12/31/00
-------------------------------------------------------------------------------
Net Asset Value (NAV)                    +$1.71          $21.50         $19.79

Distributions (1/1/01 - 6/30/01)
Dividend Income                         $0.0421
Short-Term Capital Gain                 $0.4046
Long-Term Capital Gain                  $0.1904
                                        -------
    Total                               $0.6371

CLASS A                                   CHANGE        6/30/01        12/31/00
-------------------------------------------------------------------------------
Net Asset Value (NAV)                    +$1.67          $21.40         $19.73

Distributions (1/1/01 - 6/30/01)
Dividend Income                         $0.0366
Short-Term Capital Gain                 $0.4046
Long-Term Capital Gain                  $0.1904
                                        -------
    Total                               $0.6316


CLASS B                                  CHANGE         6/30/01        12/31/00
-------------------------------------------------------------------------------
Net Asset Value (NAV)                    +$1.59          $21.15          $19.56

Distributions (1/1/01 - 6/30/01)
Dividend Income                         $0.0322
Short-Term Capital Gain                 $0.4046
Long-Term Capital Gain                  $0.1904
                                        -------
    Total                               $0.6272

CLASS C                                  CHANGE         6/30/01        12/31/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                    +$1.60          $21.23          $19.63

Distributions (1/1/01 - 6/30/01)
Dividend Income                         $0.0263
Short-Term Capital Gain                 $0.4046
Long-Term Capital Gain                  $0.1904
                                        -------
    Total                               $0.6213

PERFORMANCE

CLASS Z                               6-MONTH      1-YEAR    5-YEAR     10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return(1)             11.90%      26.43%   107.54%     371.71%

Average Annual Total Return(2)         11.90%      26.43%    15.72%      16.78%

Value of $10,000 Investment(3)       $11,190     $12,643    $20,754     $47,171


                                                                      INCEPTION
CLASS A                               6-MONTH      1-YEAR    3-YEAR    (11/1/96)
--------------------------------------------------------------------------------
Cumulative Total Return(1)             11.70%      25.99%    36.45%      95.67%

Average Annual Total Return(2)          5.30%      18.72%     8.75%      14.03%

Value of $10,000 Investment(3)       $10,530     $11,872   $12,861     $18,443

                                                                      INCEPTION
CLASS B                                           6-MONTH    1-YEAR    (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                         11.32%    25.13%      42.79%

Average Annual Total Return(2)                      7.32%    21.13%      14.41%

Value of $10,000 Investment(3)                   $10,732   $12,113     $13,979


                                                                      INCEPTION
CLASS C                               6-MONTH      1-YEAR    3-YEAR   (11/1/96)
--------------------------------------------------------------------------------
Cumulative Total Return(1)             11.35%      25.17%    33.88%      89.96%

Average Annual Total Return(2)          9.24%      22.93%     9.84%      14.51%

Value of $10,000 Investment(3)       $10,924     $12,293   $13,252     $18,807


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.


--------------------------------------------------------------------------------
Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

Past performance does not guarantee future results.

MUTUAL SHARES FUND
Financial Highlights

                                                                               CLASS Z
                                            ------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                          YEAR ENDED DECEMBER 31,
                                            JUNE 30, 2001   --------------------------------------------------------------
                                             (UNAUDITED)       2000         1999         1998         1997        1996+
                                            ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the
  period)
Net asset value, beginning of period.....        $19.79         $20.43       $19.55       $21.30       $18.57       $17.29
                                            ------------------------------------------------------------------------------
Income from investment operations:
 Net investment income...................           .15            .34          .33          .53          .42          .55
 Net realized and unrealized gains
   (losses)..............................          2.20           2.23         2.55         (.46)        4.43         2.96
                                            ------------------------------------------------------------------------------
Total from investment operations.........          2.35           2.57         2.88          .07         4.85         3.51
                                            ------------------------------------------------------------------------------
Less distributions from:
 Net investment income...................          (.04)          (.70)        (.42)        (.53)        (.54)        (.50)
 Net realized gains......................          (.60)         (2.51)       (1.58)       (1.29)       (1.58)       (1.73)
                                            ------------------------------------------------------------------------------
Total distributions......................          (.64)         (3.21)       (2.00)       (1.82)       (2.12)       (2.23)
                                            ------------------------------------------------------------------------------
Net asset value, end of period...........        $21.50         $19.79       $20.43       $19.55       $21.30       $18.57
                                            ==============================================================================
Total Return*............................        11.90%         13.83%       14.95%         .45%       26.44%       20.76%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)........    $5,900,293     $5,359,319   $5,571,867   $6,279,026   $7,918,986   $6,543,063
Ratios to average net assets:
 Expenses(a).............................          .79%**         .79%         .77%         .76%         .76%         .70%
 Expenses, excluding waiver and payments
   by affiliate(a).......................          .79%**         .82%         .81%         .80%         .79%         .72%
 Net investment income...................         1.48%**        1.69%        1.58%        2.15%        1.92%        3.02%
Portfolio turnover rate..................        27.90%         63.22%       66.24%       69.46%       49.61%       58.35%
(a)Excluding dividend expense on
 securities sold short, the ratios of
 expenses and expenses, excluding waiver
 and payments by affiliate to average net
 assets, would have been:
 Expenses................................          .78%**         .76%         .75%         .73%         .72%         .70%
 Expenses, excluding waiver and payments
 by affiliate............................          .78%**         .79%         .79%         .77%         .75%         .72%

*Total return is not annualized.
**Annualized.
+Per share amounts for the period ended December 31, 1996, have been restated to reflect a 5-for-1 stock split effective February 3, 1997.
++Based on average weighted shares outstanding effective year ended December 31, 1999.
 12

MUTUAL SHARES FUND
Financial Highlights (continued)

                                                                                CLASS A
                                              ----------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED                          YEAR ENDED DECEMBER 31,
                                              JUNE 30, 2001    -----------------------------------------------------------
                                              (UNAUDITED)++      2000++       1999++        1998        1997++      1996+
                                              ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the
  period)
Net asset value, beginning of period.......         $19.73         $20.38       $19.50       $21.26       $18.56    $18.90
                                              ----------------------------------------------------------------------------
Income from investment operations:
 Net investment income.....................            .12            .27          .26          .40          .34       .21
 Net realized and unrealized gains
   (losses)................................           2.18           2.22         2.54         (.41)        4.43      1.08
                                              ----------------------------------------------------------------------------
Total from investment operations...........           2.30           2.49         2.80         (.01)        4.77      1.29
                                              ----------------------------------------------------------------------------
Less distributions from:
 Net investment income.....................           (.03)          (.63)        (.34)        (.46)        (.49)     (.47)
 Net realized gains........................           (.60)         (2.51)       (1.58)       (1.29)       (1.58)    (1.16)
                                              ----------------------------------------------------------------------------
Total distributions........................           (.63)         (3.14)       (1.92)       (1.75)       (2.07)    (1.63)
                                              ----------------------------------------------------------------------------
Net asset value, end of period.............         $21.40         $19.73       $20.38       $19.50       $21.26    $18.56
                                              ============================================================================
Total Return*..............................         11.70%         13.42%       14.57%         .06%       26.03%     6.91%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)..........     $1,518,693     $1,283,230   $1,365,694   $1,509,647   $1,043,262   $35,634
Ratios to average net assets:
 Expenses(a)...............................          1.14%**        1.14%        1.12%        1.11%        1.11%     1.09%**
 Expenses, excluding waiver and payments by
   affiliate(a)............................          1.14%**        1.17%        1.16%        1.15%        1.14%     1.18%**
 Net investment income.....................          1.13%**        1.34%        1.23%        1.78%        1.58%     2.44%**
Portfolio turnover rate....................         27.90%         63.22%       66.24%       69.46%       49.61%    58.35%
(a)Excluding dividend expense on securities
 sold short, the ratios of expenses and
 expenses, excluding waiver and payments by
 affiliate to average net assets, would
 have been:
 Expenses..................................          1.13%**        1.11%        1.10%        1.08%        1.07%     1.09%**
 Expenses, excluding waiver and payments by
 affiliate.................................          1.13%**        1.14%        1.14%        1.12%        1.10%     1.18%**

*Total return does not reflect sales commissions and is not annualized. **Annualized.
+For the period November 1, 1996 (effective date) to December 31, 1996. Per share amounts for the period ended December 31, 1996, have been restated to reflect a 5-for-1 stock split effective February 3, 1997.
++Based on average weighted shares outstanding.

MUTUAL SHARES FUND
Financial Highlights (continued)

                                                                              CLASS B
                                                                -----------------------------------
                                                                 SIX MONTHS          YEAR ENDED
                                                                    ENDED           DECEMBER 31,
                                                                JUNE 30, 2001    ------------------
                                                                 (UNAUDITED)      2000       1999+
                                                                -----------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the period)
Net asset value, beginning of period........................        $19.56        $20.26     $19.50
                                                                -----------------------------------
Income from investment operations:
 Net investment income......................................           .05           .14        .09
 Net realized and unrealized gains..........................          2.17          2.20       2.55
                                                                -----------------------------------
Total from investment operations............................          2.22          2.34       2.64
                                                                -----------------------------------
Less distributions from:
 Net investment income......................................          (.03)         (.53)      (.30)
 Net realized gains.........................................          (.60)        (2.51)     (1.58)
                                                                -----------------------------------
Total distributions.........................................          (.63)        (3.04)     (1.88)
                                                                -----------------------------------
Net asset value, end of period..............................        $21.15        $19.56     $20.26
                                                                ===================================
Total Return*...............................................        11.32%        12.69%     13.76%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................       $72,905       $34,778    $21,634
Ratios to average net assets:
 Expenses(a)................................................         1.79%**       1.79%      1.77%
 Expenses, excluding waiver and payments by affiliate(a)....         1.79%**       1.82%      1.81%
 Net investment income......................................          .49%**        .70%       .46%
Portfolio turnover rate.....................................        27.90%        63.22%     66.24%
(a)Excluding dividend expense on securities sold short, the
 ratios of expenses and expenses, excluding waiver and
 payments by affiliate to average net assets, would have
 been:
 Expenses...................................................         1.78%**       1.76%      1.75%
 Expenses, excluding waiver and payments by affiliate.......         1.78%**       1.79%      1.79%

*Total return does not reflect the contingent deferred sales charge and is not annualized.
**Annualized.
+Effective date of Class B shares was January 1, 1999.
++Based on average weighted shares outstanding.
 14

MUTUAL SHARES FUND
Financial Highlights (continued)

                                                                                   CLASS C
                                                  -------------------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED                         YEAR ENDED DECEMBER 31,
                                                  JUNE 30, 2001     -------------------------------------------------------
                                                  (UNAUDITED)++      2000++      1999++       1998       1997++      1996+
                                                  -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the
 period)
Net asset value, beginning of period..........         $19.63         $20.29      $19.41      $21.18      $18.56     $18.90
                                                  -------------------------------------------------------------------------
Income from investment operations:
 Net investment income........................            .05            .14         .12         .28         .20        .20
 Net realized and unrealized gains (losses)...           2.17           2.20        2.53        (.43)       4.42       1.08
                                                  -------------------------------------------------------------------------
Total from investment operations..............           2.22           2.34        2.65        (.15)       4.62       1.28
                                                  -------------------------------------------------------------------------
Less distributions from:
 Net investment income........................           (.02)          (.49)       (.20)       (.33)       (.42)      (.46)
 Net realized gains...........................           (.60)         (2.51)      (1.57)      (1.29)      (1.58)     (1.16)
                                                  -------------------------------------------------------------------------
Total distributions...........................           (.62)         (3.00)      (1.77)      (1.62)      (2.00)     (1.62)
                                                  -------------------------------------------------------------------------
Net asset value, end of period................         $21.23         $19.63      $20.29      $19.41      $21.18     $18.56
                                                  =========================================================================
Total Return*.................................         11.35%         12.68%      13.87%      (.59)%      25.17%      6.82%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's).............       $880,273       $759,477    $890,712    $993,931    $636,838    $16,873
Ratios to average net assets:
 Expenses(a)..................................          1.79%**        1.78%       1.76%       1.76%       1.76%      1.71%**
 Expenses, excluding waiver and payments by
  affiliate(a)................................          1.79%**        1.81%       1.80%       1.80%       1.79%      1.80%**
 Net investment income........................           .49%**         .70%        .59%       1.12%        .92%      1.69%**
Portfolio turnover rate.......................         27.90%         63.22%      66.24%      69.46%      49.61%     58.35%
(a)Excluding dividend expense on securities
 sold short, the ratios of expenses and
 expenses, excluding waiver and payments by
 affiliate to average net assets, would have
 been:
 Expenses.....................................          1.78%**        1.75%       1.74%       1.73%       1.72%      1.71%**
 Expenses, excluding waiver and payments by
 affiliate....................................          1.78%**        1.78%       1.78%       1.77%       1.75%      1.80%**

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period November 1, 1996 (effective date) to December 31, 1996. Per share amounts for the period ended December 31, 1996 have been restated to reflect a 5-for-1 stock split effective February 3, 1997.
++Based on average weighted shares outstanding.
                       See Notes to Financial Statements.

MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (UNAUDITED)

                                                                                      SHARES/
                                                                   COUNTRY            WARRANTS             VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS 76.4%
AEROSPACE & DEFENSE 1.5%
European Aeronautic Defense & Space Co. ....................     Netherlands              845,146      $   15,561,155
Goodrich Corp. .............................................    United States           1,338,644          50,841,699
Honeywell International Inc. ...............................    United States           1,644,810          57,551,902
                                                                                                       --------------
                                                                                                          123,954,756
                                                                                                       --------------
AUTO COMPONENTS 2.3%
Borg Warner Inc. ...........................................    United States             376,195          18,666,796
Delphi Automotive Systems Corp. ............................    United States           7,723,608         123,037,075
*Lear Corp. ................................................    United States           1,543,295          53,860,996
                                                                                                       --------------
                                                                                                          195,564,867
                                                                                                       --------------
BANKS 2.9%
Allied Irish Banks PLC......................................    Irish Republic            431,435           4,839,295
Bank of Ireland.............................................    Irish Republic          3,948,486          39,108,152
Greenpoint Financial Corp. .................................    United States           1,266,372          48,628,685
+*Nippon Investment Partners, LP............................    United States          18,938,000          18,938,000
Sovereign Bancorp Inc. .....................................    United States           6,436,450          83,673,850
U.S. Bancorp................................................    United States           2,056,440          46,866,268
                                                                                                       --------------
                                                                                                          242,054,250
                                                                                                       --------------
BEVERAGES 1.1%
Brown-Forman Corp., A.......................................    United States              35,430           2,322,437
Brown-Forman Corp., B.......................................    United States             946,100          60,493,634
Pepsi Bottling Group Inc. ..................................    United States             684,490          27,448,049
                                                                                                       --------------
                                                                                                           90,264,120
                                                                                                       --------------
*BUILDING PRODUCTS .4%
American Standard Cos. Inc. ................................    United States             494,735          29,733,574
                                                                                                       --------------
CHEMICALS 1.5%
Akzo Nobel NV...............................................     Netherlands              705,671          29,869,166
Imperial Chemical Industries PLC............................    United Kingdom          5,181,758          30,388,337
Imperial Chemical Industries PLC, ADR.......................    United Kingdom             65,065           1,545,294
*Syngenta AG................................................     Switzerland            1,157,709          60,576,111
                                                                                                       --------------
                                                                                                          122,378,908
                                                                                                       --------------
COMMERCIAL SERVICES & SUPPLIES 2.6%
*Cendant Corp. .............................................    United States           2,682,620          52,311,090
Galileo International Inc. .................................    United States             926,525          30,112,063
*Republic Services Inc. ....................................    United States           4,800,800          95,295,880
Waste Management Inc. ......................................    United States           1,181,347          36,409,115
                                                                                                       --------------
                                                                                                          214,128,148
                                                                                                       --------------

MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (UNAUDITED) (CONT.)

                                                                                      SHARES/
                                                                   COUNTRY            WARRANTS             VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
*COMPUTERS & PERIPHERALS .6%
Apple Computer Inc. ........................................    United States           2,107,594      $   49,001,561
+DecisionOne Corp. .........................................    United States             457,492           1,372,476
                                                                                                       --------------
                                                                                                           50,374,037
                                                                                                       --------------
CONSTRUCTION MATERIALS .7%
Martin Marietta Materials Inc. .............................    United States           1,255,810          62,150,037
                                                                                                       --------------
DIVERSIFIED FINANCIALS 6.0%
Bear Stearns Cos. Inc. .....................................    United States           2,049,624         120,866,327
*Berkshire Hathaway Inc., A.................................    United States               1,025          71,135,000
*Berkshire Hathaway Inc., B.................................    United States              40,795          93,828,500
Household International Inc. ...............................    United States             890,918          59,424,231
JP Morgan Chase & Co. ......................................    United States           1,498,064          66,813,654
Lehman Brothers Holdings Inc. ..............................    United States             475,550          36,974,013
+*MFN Financial Corp. ......................................    United States             573,852           4,203,466
Stilwell Financial Inc. ....................................    United States           1,470,760          49,358,706
                                                                                                       --------------
                                                                                                          502,603,897
                                                                                                       --------------
DIVERSIFIED TELECOMMUNICATION SERVICES 8.4%
Alltel Corp. ...............................................    United States             788,615          48,310,555
AT&T Corp. .................................................    United States           6,623,016         145,706,352
BellSouth Corp. ............................................    United States           2,160,620          87,008,167
British Telecommunications PLC..............................    United Kingdom          6,518,301          40,976,578
Qwest Communications International Inc. ....................    United States           1,362,305          43,416,660
Sprint Corp. FON Group......................................    United States           4,458,815          95,240,288
TDC AS......................................................       Denmark                408,300          14,718,115
Telephone & Data Systems Inc. ..............................    United States           2,134,825         232,162,219
                                                                                                       --------------
                                                                                                          707,538,934
                                                                                                       --------------
ELECTRIC UTILITIES 1.0%
E.On AG.....................................................       Germany                346,252          17,997,471
Endesa SA...................................................        Spain               2,006,173          31,996,325
Endesa SA, ADR..............................................        Spain                  91,345           1,450,559
PG & E Corp. ...............................................    United States           2,692,860          30,160,032
                                                                                                       --------------
                                                                                                           81,604,387
                                                                                                       --------------
*FOOD & DRUG RETAILING .1%
Brunos Inc., unit...........................................    United States              98,873           9,887,300
                                                                                                       --------------
FOOD PRODUCTS 1.1%
Cadbury Schweppes PLC.......................................    United Kingdom          2,743,205          18,498,675
*Kraft Foods Inc. ..........................................    United States             634,352          19,664,912
Ralston-Ralston Purina Group................................    United States           1,144,760          34,365,695
Sensient Technologies Corp. ................................    United States           1,011,890          20,763,983
                                                                                                       --------------
                                                                                                           93,293,265
                                                                                                       --------------

MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (UNAUDITED) (CONT.)

                                                                                      SHARES/
                                                                   COUNTRY            WARRANTS             VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
HEALTH CARE PROVIDERS & SERVICES 1.8%
CIGNA Corp. ................................................    United States             388,675      $   37,242,839
*Health Net Inc., A.........................................    United States           1,007,910          17,537,634
+*Kindred Healthcare Inc. ..................................    United States           1,337,395          60,985,212
+*Kindred Healthcare Inc., wts., Series A, 4/20/06..........    United States             211,977           3,624,807
+*Kindred Healthcare Inc., wts., Series B, 4/20/06..........    United States             529,943           8,055,134
*Wellpoint Health Networks Inc. ............................    United States             267,850          25,242,184
                                                                                                       --------------
                                                                                                          152,687,810
                                                                                                       --------------
HOTELS RESTAURANTS & LEISURE 1.6%
+*Fine Host Corp. ..........................................    United States             784,457           7,060,113
P & O Princess Cruises PLC..................................    United Kingdom          6,342,373          33,002,532
*Park Place Entertainment Corp. ............................    United States           6,091,135          73,702,734
Starwood Hotels & Resorts Worldwide Inc. ...................    United States             606,215          22,599,695
                                                                                                       --------------
                                                                                                          136,365,074
                                                                                                       --------------
*HOUSEHOLD DURABLES
Bulova Corp. ...............................................    United States              37,900             634,825
                                                                                                       --------------
HOUSEHOLD PRODUCTS .6%
Kimberly-Clark Corp. .......................................    United States             845,845          47,282,736
                                                                                                       --------------
INDUSTRIAL CONGLOMERATES 1.3%
Tyco International Ltd. ....................................    United States           1,961,033         106,876,299
                                                                                                       --------------
INSURANCE 6.2%
*Alleghany Corp. ...........................................    United States             315,786          64,104,558
Allmerica Financial Corp. ..................................    United States           1,007,205          57,914,288
MBIA Inc. ..................................................    United States           1,081,987          60,245,036
Old Republic International Corp. ...........................    United States           2,438,980          70,730,420
PMI Group Inc. .............................................    United States           1,526,810         110,938,015
+White Mountains Insurance Group Inc........................    United States             397,655         149,617,694
                                                                                                       --------------
                                                                                                          513,550,011
                                                                                                       --------------
*MACHINERY .3%
BBA Group PLC...............................................    United Kingdom          5,324,038          18,756,104
(R)+Lancer Industries Inc., B...............................    United States                   3           7,189,957
                                                                                                       --------------
                                                                                                           25,946,061
                                                                                                       --------------
MARINE .3%
Peninsular & Oriental Steam Navigation Co. .................    United Kingdom          7,698,563          28,799,507
                                                                                                       --------------

MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (UNAUDITED) (CONT.)

                                                                                      SHARES/
                                                                   COUNTRY            WARRANTS             VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
MEDIA 12.2%
*AT&T Corp. -- Liberty Media Group, A.......................    United States           8,177,674      $  143,027,518
*Clear Channel Communications Inc. .........................    United States             548,050          34,362,735
Dow Jones & Co. Inc. .......................................    United States             232,410          13,877,201
Fox Entertainment Group Inc., A.............................    United States           1,375,285          38,370,452
*General Motors Corp., H....................................    United States           4,832,469          97,857,497
Lagardere SCA...............................................        France              3,203,573         150,785,730
Meredith Corp. .............................................    United States           1,167,010          41,790,628
Readers Digest Association Inc., A..........................    United States           2,788,595          80,172,106
Scripps Co., A..............................................    United States           1,978,165         136,493,385
*USA Networks Inc. .........................................    United States           2,695,750          75,993,193
Vivendi Universal SA........................................        France                979,321          57,079,458
Washington Post Co., B......................................    United States             265,838         152,591,012
                                                                                                       --------------
                                                                                                        1,022,400,915
                                                                                                       --------------
METALS & MINING
Philip Services Corp. ......................................        Canada                459,713           1,307,883
                                                                                                       --------------
MULTILINE RETAIL 4.5%
*Federated Department Stores Inc. ..........................    United States           5,643,240         239,837,700
May Department Stores Co. ..................................    United States           2,093,120          71,710,291
Sears, Roebuck & Co. .......................................    United States           1,468,490          62,131,812
                                                                                                       --------------
                                                                                                          373,679,803
                                                                                                       --------------
MULTI-UTILITIES .7%
Suez SA.....................................................        France              1,778,560          57,214,083
                                                                                                       --------------
OIL & GAS 1.2%
Burlington Resources Inc. ..................................    United States             752,635          30,067,768
Conoco Inc., A..............................................    United States           1,438,735          40,572,327
Tosco Corp. ................................................    United States             598,700          26,372,735
                                                                                                       --------------
                                                                                                           97,012,830
                                                                                                       --------------
PAPER & FOREST PRODUCTS 3.9%
Abitibi-Consolidated Inc. ..................................        Canada             10,054,287          76,851,429
Boise Cascade Corp. ........................................    United States           1,993,495          70,111,219
International Paper Co. ....................................    United States           2,739,570          97,802,649
Mead Corp. .................................................    United States           2,214,820          60,110,215
Rayonier Inc. ..............................................    United States             500,530          23,249,619
                                                                                                       --------------
                                                                                                          328,125,131
                                                                                                       --------------
PHARMACEUTICALS 1.2%
Merck & Co. Inc. ...........................................    United States             383,620          24,517,154
Schering-Plough Corp. ......................................    United States             758,950          27,504,348
Taisho Pharmaceutical Co. Ltd. .............................        Japan                 993,190          18,674,074
Takeda Chemical Industries Ltd. ............................        Japan                 687,785          31,984,870
                                                                                                       --------------
                                                                                                          102,680,446
                                                                                                       --------------

MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (UNAUDITED) (CONT.)

                                                                                      SHARES/
                                                                   COUNTRY            WARRANTS             VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
REAL ESTATE 2.9%
+*Alexander's Inc. .........................................    United States             383,200      $   23,030,320
*Canary Wharf Group PLC.....................................    United Kingdom         20,156,518         157,043,160
Cheung Kong Holdings Ltd. ..................................      Hong Kong             1,164,590          12,691,208
(R)*Security Capital European Realty........................      Luxembourg              685,950          10,711,109
St. Joe Co. ................................................    United States             855,535          23,005,336
Ventas Inc. ................................................    United States           1,778,665          19,476,382
                                                                                                       --------------
                                                                                                          245,957,515
                                                                                                       --------------
ROAD & RAIL 2.0%
Burlington Northern Santa Fe Corp. .........................    United States           1,405,955          42,417,662
Canadian National Railway Co. ..............................        Canada                424,710          17,188,777
+Florida East Coast Industries Inc., A......................    United States           1,925,260          68,154,204
+Florida East Coast Industries Inc., B......................    United States             410,211          14,480,448
Railtrack Group PLC.........................................    United Kingdom          5,916,462          27,790,880
                                                                                                       --------------
                                                                                                          170,031,971
                                                                                                       --------------
*SEMICONDUCTOR EQUIPMENT & PRODUCTS .6%
Agere Systems Inc., A.......................................    United States           6,695,345          50,215,088
                                                                                                       --------------
*SPECIALTY RETAIL .4%
Payless Shoesource Inc. ....................................    United States             542,074          35,072,188
                                                                                                       --------------
TEXTILES & APPAREL .3%
Compagnie Financiere Richemont AG, Br., A...................     Switzerland                8,212          20,833,247
                                                                                                       --------------
TOBACCO 3.5%
*Altadis SA.................................................        Spain               6,023,255          85,866,579
British American Tobacco PLC................................    United Kingdom          9,278,387          70,462,816
British American Tobacco PLC, ADR...........................    United Kingdom            104,250           1,647,150
Gallaher Group PLC..........................................    United Kingdom          6,123,192          38,492,769
Gallaher Group PLC., ADR....................................    United Kingdom            160,000           3,984,000
Philip Morris Cos. Inc. ....................................    United States             862,500          43,771,875
UST Inc. ...................................................    United States           1,669,300          48,175,998
                                                                                                       --------------
                                                                                                          292,401,187
                                                                                                       --------------
*WIRELESS TELECOMMUNICATION SERVICES .7%
AT&T Wireless Group.........................................    United States           3,444,850          56,323,298
U.S. Cellular Corp. ........................................    United States              47,375           2,731,169
                                                                                                       --------------
                                                                                                           59,054,467
                                                                                                       --------------
TOTAL COMMON STOCKS (COST $4,671,407,933)...................                                            6,393,659,557
                                                                                                       --------------
PREFERRED STOCKS .7%
Finova Finance Trust, 5.50%, cvt., pfd. ....................    United States             229,800           7,727,025
Henkel KGAA, pfd. ..........................................       Germany                337,672          19,581,071
(R)+White Mountains Insurance Group Inc., cvt., pfd. .......    United States              85,000          28,783,125
                                                                                                       --------------
TOTAL PREFERRED STOCKS (COST $40,402,745)...................                                               56,091,221
                                                                                                       --------------

MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (UNAUDITED) (CONT.)

                                                                                     PRINCIPAL
                                                                   COUNTRY            AMOUNT**             VALUE
---------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 2.4%
Arch Wireless Inc., Tranche B-1, Term Loan 6/30/06..........    United States      $   22,812,752      $   12,547,014
+DecisionOne Corp., Term Loan...............................    United States          17,284,660          12,963,495
Eurotunnel Finance Ltd.:
  Equity Note, 12/31/03.....................................    United Kingdom          7,369,442GBP        4,974,731
  Participating Loan Note, 4/30/40..........................    United Kingdom          1,482,000GBP          896,211
Eurotunnel PLC:
  12/31/25, Tier 3..........................................    United Kingdom          3,682,739GBP        3,573,664
  12/31/50, Resettable Advance R5...........................    United Kingdom          6,389,660GBP        3,437,185
  Stabilization Advance S8, Tier 1..........................    United Kingdom          4,533,094GBP        1,753,159
  Stabilization Advance S8, Tier 2..........................    United Kingdom          3,104,486GBP        1,047,839
Eurotunnel SA:
  7/07/02 Tier 1 (Pibor)....................................        France                812,702EUR          615,751
  7/07/02 Tier 3 (Pibor)....................................        France              3,701,516EUR        2,099,448
  12/31/12, Tier 1 (Libor)..................................        France              4,687,699EUR        3,551,678
  12/31/25, Tier 3 (Libor)..................................        France             22,639,644EUR       12,840,893
  12/31/50, Resettable Advance R4...........................        France             36,176,315EUR       11,714,037
  Stabilization Advance S6, Tier 1 (Pibor)..................        France              1,849,047EUR          430,459
  Stabilization Advance S6, Tier 2 (Pibor)..................        France              6,849,686EUR        1,391,659
  Stabilization Advance S7, Tier 1 (Pibor)..................        France              4,122,676EUR          959,760
Fremont General Corp., Series B, 7.875%, 3/17/09............    United States           2,482,000           1,824,270
HIH Capital Ltd., cvt., 144A, 7.50%, 9/25/06................    United Kingdom          7,930,000           1,189,500
+Kindred Healthcare Operating Inc., senior secured note,
  FRN, 4/18/08..............................................    United States          28,938,588          27,346,966
Meditrust Corp., 7.114%, 8/15/04............................    United States           2,020,000           1,888,700
Philip Services Corp.:
  PIK, 10.00%, 5/01/05......................................        Canada              2,103,765           1,262,259
  PIK, 6.00%, 4/15/10.......................................        Canada                 15,102                 453
  Senior Term Debt, 9.00%, 5/01/05..........................        Canada              3,803,237           2,472,104
Service Corp. International:
  6.30%, 3/15/03............................................    United States          11,100,000          10,489,500
  7.375%, 4/15/04...........................................    United States           6,110,000           5,605,925
  6.00%, 12/15/05...........................................    United States          15,704,000          13,112,840
  7.20%, 6/01/06............................................    United States           1,150,000             994,750
  6.875%, 10/01/07..........................................    United States           5,505,000           4,569,150
  6.50%, 3/15/08............................................    United States           4,355,000           3,484,000
  7.70%, 4/15/09............................................    United States          14,390,000          12,015,650
Southwest Royalties Inc., B, 10.50%, 10/15/04...............    United States          15,693,000          13,652,910
Xerox Credit Corp.:
  0.80%, 12/16/02...........................................    United States       2,000,000,000JPY       13,069,275
  1.50%, 6/06/05............................................    United States       2,100,000,000JPY       11,618,024
  2.00%, 6/06/07............................................    United States       1,200,000,000JPY        5,965,362
                                                                                                       --------------
TOTAL CORPORATE BONDS & NOTES (COST $193,673,159)...........                                              205,358,621
                                                                                                       --------------

MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (UNAUDITED) (CONT.)

                                                                                     PRINCIPAL
                                                                   COUNTRY            AMOUNT**             VALUE
---------------------------------------------------------------------------------------------------------------------
*BONDS & NOTES IN REORGANIZATION 6.9%
Aiken Cnty S C Indl Rev Ref Beloit, 6.00%, 12/01/11.........    United States      $      775,000      $      503,750
Altos Hornos de Mexico SA:
  cvt., 5.50%, 12/15/01.....................................        Mexico                350,000             101,500
  Series A, 11.375%, 4/30/02................................        Mexico              5,531,000           1,603,990
  Series B, 11.875%, 4/30/04................................        Mexico              6,120,000           1,774,800
  Tranche A, Term Loan......................................        Mexico              2,005,524             581,602
Dow Corning Corp.:
  8.55%, 3/01/01............................................    United States             500,000             777,500
  9.375%, 2/01/08...........................................    United States           2,170,000           3,623,900
  8.15%, 10/15/29...........................................    United States           5,280,000           8,038,800
  9.50%, 8/10/95............................................    United States           1,250,000           1,825,000
  Bank Debt.................................................    United States         600,000,000JPY        6,927,518
  Bank Debt #1..............................................    United States           7,500,000          10,950,000
  Bank Debt.................................................    United States           2,738,952           3,944,091
  Bank Claim................................................    United States           1,000,000           1,440,000
  Bank Claim #2.............................................    United States           1,391,595           2,003,897
Edison International:
  zero cpn., 1/22/01........................................    United States           1,840,000           1,361,600
  FRN, 6.5638%, 11/01/01....................................    United States             385,000             361,900
  6.875%, 9/15/04...........................................    United States          25,654,000          20,266,660
Finova Capital Corp.:
  FRN, 6.525%, 5/01/01......................................    United States           1,800,000           1,692,000
  FRN, 5.5675%, 8/14/01.....................................    United States           1,800,000           1,692,000
  5.875%, 10/05/01..........................................    United States           3,600,000           3,384,000
  9.125%, 2/27/02...........................................    United States             885,000             831,900
  6.12%, 5/28/02............................................    United States           1,125,000           1,057,500
  6.50%, 7/28/02............................................    United States             395,000             371,300
  6.39%, 10/08/02...........................................    United States           1,860,000           1,748,400
  6.25%, 11/01/02...........................................    United States           7,625,000           7,167,500
  6.54%, 11/15/02...........................................    United States             630,000             592,200
  5.99%, 1/10/03............................................    United States             865,000             813,100
  6.11%, 2/18/03............................................    United States          30,923,000          29,067,620
  6.15%, 3/31/03............................................    United States             750,000             705,000
  FRN, 6.91%, 6/18/03.......................................    United States           2,600,000           2,444,000
  7.30%, 9/22/03............................................    United States          19,420,000          18,254,800
  6.33%, 11/24/03...........................................    United States           1,500,000           1,410,000
  6.00%, 1/07/04............................................    United States           2,605,000           2,448,700
  6.125%, 3/15/04...........................................    United States          14,565,000          13,691,100
  7.125%, 5/17/04...........................................    United States           5,140,000           4,831,600
  6.90%, 6/19/04............................................    United States           6,175,000           5,804,500
  7.0638%, 9/23/04..........................................    United States           1,140,000           1,071,600
  7.429%, 10/14/04..........................................    United States           1,450,000           1,363,000
  7.25%, 11/08/04...........................................    United States          44,940,000          42,243,600
  6.375%, 5/15/05...........................................    United States           5,425,000           5,099,500
  6.71%, 11/07/05...........................................    United States           2,510,000           2,359,400
  7.40%, 5/06/06............................................    United States           1,915,000           1,800,100
  7.25%, 7/12/06............................................    United States           5,300,000           4,982,000

MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (UNAUDITED) (CONT.)

                                                                                     PRINCIPAL
                                                                   COUNTRY            AMOUNT**             VALUE
---------------------------------------------------------------------------------------------------------------------
*BONDS & NOTES IN REORGANIZATION (CONT.)
Finova Capital Corp.: (cont.)
  7.40%, 6/01/07............................................    United States      $      435,000      $      408,900
  6.75%, 3/09/09............................................    United States           8,785,000           8,257,900
  7.625%, 9/21/09...........................................    United States          11,990,000          11,270,600
  Revolver 1................................................    United States           8,420,400           7,915,176
  Revolver 2................................................    United States           4,698,000           4,416,120
  Revolver 3................................................    United States           9,395,000           8,831,300
Genesis Health Ventures Inc.:
  Term Loan A...............................................    United States             965,351             666,092
  Term Loan B...............................................    United States           4,869,037           3,359,636
  Term Loan C...............................................    United States           4,855,233           3,350,111
  Revolver..................................................    United States           1,880,000           1,297,200
Greyhound Financial Corp.:
  7.25%, 4/01/01............................................    United States             750,000             705,000
  Series B, 7.82%, 1/27/03..................................    United States           1,110,000           1,043,400
Harnischfeger Industries Inc.:
  8.90%, 3/01/22............................................    United States           6,565,000           4,267,250
  8.70%, 6/15/22............................................    United States           6,004,000           3,902,600
  7.25%, 12/15/25...........................................    United States           8,965,000           5,827,250
  6.875%, 2/15/27...........................................    United States           7,663,000           4,980,950
  Revolver..................................................    United States           9,933,950           6,457,068
Integrated Health Services Inc.:
  Revolver..................................................    United States          34,476,376          20,341,062
  Tranche B, Term Loan......................................    United States          36,860,673          21,747,797
  Tranche C, Term Loan......................................    United States          13,007,439           7,674,389
Laidlaw Inc.:
  7.70%, 8/15/02............................................        Canada             11,650,000           5,650,250
  7.05%, 5/15/03............................................        Canada              7,120,000           3,453,200
  6.65%, 10/01/04...........................................        Canada                360,000             171,000
  7.875%, 4/15/05...........................................        Canada              6,565,000           3,184,025
  6.50%, 5/01/05............................................        Canada              5,560,000           2,641,000
  7.65%, 5/15/06............................................        Canada              3,945,000           1,913,325
  6.70%, 5/01/08............................................        Canada              4,965,000           2,358,375
  8.75%, 4/15/25............................................        Canada              6,260,000           3,036,100
  6.72%, 10/01/27...........................................        Canada             13,910,000           6,607,250
  Revolver..................................................        Canada             30,790,133          15,702,968
Loewen Group Inc.:
  144A, 6.70%, 10/01/99.....................................        Canada             20,345,000          10,782,850
  Revolver..................................................        Canada             11,529,964           7,494,477
  Series 5, 6.10%, 10/01/02.................................        Canada             12,505,000CAD        5,026,390
  Term Loan.................................................        Canada              1,881,500           1,222,975

MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (UNAUDITED) (CONT.)

                                                                                     PRINCIPAL
                                                                   COUNTRY            AMOUNT**             VALUE
---------------------------------------------------------------------------------------------------------------------
*BONDS & NOTES IN REORGANIZATION (CONT.)
Loewen Group International Inc.:
  Series 3, 7.50%, 4/15/01..................................        Canada         $    5,035,000      $    3,071,350
  Series 3, 7.75%, 10/15/01.................................        Canada              4,280,000           2,439,600
  Series 2, 8.25%, 4/15/03..................................        Canada              4,580,000           2,793,800
  Series 6, 7.20%, 6/01/03..................................        Canada             31,445,000          16,665,850
  Series 4, 8.25%, 10/15/03.................................        Canada              6,705,000           3,821,850
  Series 7, 7.60%, 6/01/08..................................        Canada             21,575,000          11,434,750
Multicare Companies Inc.:
  Revolver..................................................    United States             965,181             733,538
  Term Loan A...............................................    United States           1,155,841             878,439
  Term Loan B...............................................    United States           1,551,705           1,179,296
  Term Loan C...............................................    United States           4,677,832           3,555,153
Optel Inc.:
  13.00%, 2/15/05...........................................    United States          12,390,000           4,398,450
  11.50%, 7/01/08...........................................    United States             475,000             168,625
PG & E Corp.:
  Commercial Paper, 1/18/01.................................    United States           1,465,000           1,010,850
  Commercial Paper, 1/30/01.................................    United States             735,000             507,150
  Commercial Paper, 2/16/01.................................    United States           2,200,000           1,518,000
  FRN 144A, 7.575%, 10/31/01................................    United States          29,960,000          21,870,800
  MTN, 5.94%, 10/07/03......................................    United States           1,825,000           1,332,250
  7.375%, 11/01/05..........................................    United States          36,340,000          26,528,200
  6.75%, 10/01/23...........................................    United States             385,000             323,400
PIV Investment Finance (Cayman) Ltd., cvt., 4.50%,
  12/01/00..................................................      Hong Kong            22,710,000           3,236,175
Port Seattle Wash Indl DV Cpt Proj. 6.00%, 12/01/17.........    United States             385,000             250,250
Pratama Datakom Asia BV:
  144A, 12.75%, 7/15/05.....................................      Indonesia            14,685,000           1,615,350
  Reg S, 12.75%, 7/15/05....................................      Indonesia             2,690,000             295,900
Safety Kleen Corp.:
  9.25%, 5/15/09............................................    United States           1,085,000                 109
  Bank Claim................................................        Canada                966,465CAD          238,814
  Revolver..................................................    United States           3,391,642           1,271,866
  Term Loan A...............................................    United States           5,324,131           1,996,549
  Term Loan B...............................................    United States           7,059,150           2,647,181
  Term Loan C...............................................    United States           7,059,150           2,647,181
Safety Kleen Services, 9.25%, 6/01/08.......................    United States              85,000                   9
SFC New Holdings Inc., PIK, 13.25%, 8/15/03.................    United States          25,931,000           1,166,895
Southern California Edison Co.:
  FRN, 6.5138%, 5/01/02.....................................    United States           9,140,000           6,809,300
  7.20%, 11/03/03...........................................    United States          38,565,000          28,730,925
  6.375%, 1/15/06...........................................    United States           1,090,000             746,650
  7.125%, 7/15/25...........................................    United States             905,000             746,625
United Companies Financial Corp., Revolver..................    United States          45,581,514           1,139,538
                                                                                                       --------------
TOTAL BONDS & NOTES IN REORGANIZATION (COST $505,930,447)...                                              576,747,582
                                                                                                       --------------

MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (UNAUDITED) (CONT.)

                                                                                  SHARES/PRINCIPAL
                                                                   COUNTRY            AMOUNT**             VALUE
---------------------------------------------------------------------------------------------------------------------
COMPANIES IN LIQUIDATION .1%
*+City Investing Company Liquidating Trust..................    United States           4,344,437      $    6,516,656
*+MBOP Liquidating Trust....................................    United States             574,712             287,343
Nippon Credit Bank Ltd., Bank Claim.........................        Japan             923,004,431JPY           74,006
Nippon Total Finance, Bank Claim............................        Japan             876,860,484JPY           28,122
Peregrine Investments Holdings Ltd.:
  6.70%, 1/15/98............................................      Hong Kong               500,000              35,625
  zero cpn., 1/22/98........................................      Hong Kong            95,000,000              54,272
  2.60%, 6/30/00............................................      Hong Kong           250,000,000             142,820
Roeser & Pendelton Liquidating Trust........................    United States               2,800               8,594
                                                                                                       --------------
TOTAL COMPANIES IN LIQUIDATION (COST $633,121)..............                                                7,147,438
                                                                                                       --------------
                                                                                     PRINCIPAL
                                                                                      AMOUNT**
                                                                                  ----------------
GOVERNMENT AGENCIES 12.0%
Federal National Mortgage Association, 3.52% to 6.43%, with
  maturities to 6/14/02.....................................                       $  480,721,000         475,401,136
(b) Federal Home Loan Bank, 3.51% to 6.15%, with maturities
 to 3/22/02.................................................                          427,341,000         434,854,272
Federal Home Loan Mortgage Corp., 3.52% to 6.32%, with
  maturities to 3/22/02.....................................                          111,359,000          99,911,546
                                                                                                       --------------
TOTAL GOVERNMENT AGENCIES (COST $1,006,775,922).............                                            1,010,166,954
                                                                                                       --------------
                                                                                       SHARES
                                                                                  ----------------
(a) SHORT TERM INVESTMENTS (COST $75,338,912) .9%
Franklin Institutional Fiduciary Trust Money Market
  Portfolio.................................................    United States          75,338,912          75,338,912
                                                                                                       --------------
TOTAL INVESTMENTS (COST $6,494,162,239) 99.4%...............                                            8,324,510,285
SECURITIES SOLD SHORT (.3%).................................                                              (27,274,500)
NET EQUITY IN FORWARD CONTRACTS .3%.........................                                               23,772,385
OTHER ASSETS, LESS LIABILITIES .6%..........................                                               51,155,907
                                                                                                       --------------
TOTAL NET ASSETS 100.0%.....................................                                           $8,372,164,077
                                                                                                       ==============

SECURITIES SOLD SHORT (PROCEEDS $27,538,942)

ISSUER                                                             COUNTRY             SHARES              VALUE
---------------------------------------------------------------------------------------------------------------------
PHILLIPS PETROLEUM CO. .....................................    UNITED STATES             478,500      $   27,274,500
                                                                                                       ==============

CURRENCY ABBREVIATIONS:

CAD -- Canadian Dollar
EUR -- European Unit
GBP -- British Pound
JPY -- Japanese Yen

*Non-income producing.
**Securities denominated in U.S. dollars unless otherwise indicated.
(a)The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by Franklin Advisers Inc., an affiliate of Franklin Resources Inc.
(b)See note 1(e) regarding securities segregated with broker for securities sold short.
(R)See note 7 regarding restricted securities.
+See note 8 regarding holdings of 5% voting securities.
                       See Notes to Financial Statements.

MUTUAL SHARES FUND
Financial Statements
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

Assets:
 Investments in securities, at value:
  Unaffiliated issuers (cost $6,329,497,925)................    $7,964,535,521
  Non controlled affiliates (cost $164,664,314).............       359,974,764    $8,324,510,285
                                                                --------------
 Cash.......................................................                           4,962,716
 Receivables:
  Investment securities sold................................                          68,905,620
  Capital shares sold.......................................                           9,125,604
  Dividends and interest....................................                           8,886,884
 Unrealized gain on forward exchange contracts (Note 6).....                          24,867,388
 Deposits with broker for securities sold short.............                             197,889
                                                                                  --------------
      Total assets..........................................                       8,441,456,386
                                                                                  --------------
Liabilities:
 Payables:
  Investment securities purchased...........................                          27,131,254
  Capital shares redeemed...................................                           5,513,225
  To affiliates.............................................                           7,762,219
 Securities sold short, at value (proceeds $27,538,942).....                          27,274,500
 Unrealized loss on forward exchange contracts (Note 6).....                           1,095,003
 Accrued expenses...........................................                             516,108
                                                                                  --------------
      Total liabilities.....................................                          69,292,309
                                                                                  --------------
Net assets, at value........................................                      $8,372,164,077
                                                                                  ==============
Net assets consist of:
 Undistributed net investment income........................                      $    7,739,052
 Net unrealized appreciation................................                       1,854,384,873
 Accumulated net realized gain..............................                         440,725,647
 Capital shares.............................................                       6,069,314,505
                                                                                  --------------
Net assets, at value........................................                      $8,372,164,077
                                                                                  ==============

MUTUAL SHARES FUND
Financial Statements (continued)
STATEMENT OF ASSETS AND LIABILITIES (CONT.)

JUNE 30, 2001 (UNAUDITED)

CLASS Z:
 Net asset value and maximum offering price per share
  ($5,900,293,077 / 274,404,206 shares outstanding).........                              $21.50
                                                                                  ==============
CLASS A:
 Net asset value per share ($1,518,692,670 / 70,966,882
  shares outstanding).......................................                              $21.40
                                                                                  ==============
 Maximum offering price per share ($21.40 / 94.25%).........                              $22.71
                                                                                  ==============
CLASS B:
 Net asset value and maximum offering price per share
  ($72,905,224 / 3,447,644 shares outstanding)*.............                              $21.15
                                                                                  ==============
CLASS C:
 Net asset value per share ($880,273,106 / 41,464,955 shares
  outstanding)*.............................................                              $21.23
                                                                                  ==============
 Maximum offering price per share ($21.23 / 99.00%).........                              $21.44
                                                                                  ==============

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.

MUTUAL SHARES FUND
Financial Statements (continued)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

Investment Income:
 (net of foreign taxes of $2,006,853)
 Dividends..................................................    $ 43,774,446
 Interest...................................................      45,355,168
                                                                ------------
      Total investment income...............................                    $ 89,129,614
Expenses:
 Management fees (Note 3)...................................      23,508,166
 Administrative fees (Note 3)...............................       3,051,918
 Distribution fees (Note 3)
  Class A...................................................       2,415,175
  Class B...................................................         245,156
  Class C...................................................       4,030,684
 Transfer agent fees (Note 3)...............................       3,048,000
 Custodian fees.............................................         212,100
 Reports to shareholders....................................          90,400
 Registration and filing fees...............................         106,100
 Professional fees..........................................         204,900
 Directors' fees and expenses...............................         163,600
 Dividends for securities sold short........................         458,001
 Other......................................................          33,600
                                                                ------------
      Total expenses........................................                      37,567,800
                                                                                ------------
          Net investment income.............................                      51,561,814
                                                                                ------------
Realized and unrealized gains:
 Net realized gain from:
  Investments...............................................     387,720,057
  Foreign currency transactions.............................      21,413,639
                                                                ------------
      Net realized gain.....................................                     409,133,696
 Net unrealized appreciation on:
  Investments...............................................     353,586,400
  Translation of assets and liabilities denominated in
   foreign currencies.......................................      64,863,828
                                                                ------------
      Net unrealized appreciation...........................                     418,450,228
                                                                                ------------
Net realized and unrealized gain............................                     827,583,924
                                                                                ------------
Net increase in net assets resulting from operations........                    $879,145,738
                                                                                ============

                       See Notes to Financial Statements.
 28

MUTUAL SHARES FUND
Financial Statements (continued)
STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS ENDED
                                                                 JUNE 30, 2001            YEAR ENDED
                                                                  (UNAUDITED)          DECEMBER 31, 2000
                                                                ----------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................     $   51,561,814         $   110,398,674
  Net realized gain from investments and foreign currency
   transactions.............................................        409,133,696           1,007,330,848
  Net unrealized appreciation (depreciation) on investments
   and translation of assets and liabilities denominated in
   foreign currencies.......................................        418,450,228            (214,548,098)
                                                                ----------------------------------------
    Net increase in net assets resulting from operations....        879,145,738             903,181,424

 Distributions to shareholders from:
  Net investment income:
   Class Z..................................................        (11,266,660)           (174,856,788)
   Class A..................................................         (2,513,265)            (37,605,039)
   Class B..................................................           (104,034)               (736,237)
   Class C..................................................         (1,056,595)            (18,026,689)
  Net realized gains:
   Class Z..................................................       (159,240,805)           (624,895,310)
   Class A..................................................        (40,875,286)           (149,893,463)
   Class B..................................................         (1,923,627)             (3,647,966)
   Class C..................................................        (23,922,144)            (91,536,512)
                                                                ----------------------------------------
 Total distributions to shareholders........................       (240,902,416)         (1,101,198,004)

 Capital share transactions (Note 2):
   Class Z..................................................         78,239,772             (71,178,340)
   Class A..................................................        125,353,397             (48,885,420)
   Class B..................................................         34,878,387              13,932,933
   Class C..................................................         58,645,424            (108,956,832)
                                                                ----------------------------------------
 Total capital share transactions...........................        297,116,980            (215,087,659)
    Net increase (decrease) in net assets...................        935,360,302            (413,104,239)

Net assets:
 Beginning of period........................................      7,436,803,775           7,849,908,014
                                                                ----------------------------------------
 End of period..............................................     $8,372,164,077         $ 7,436,803,775
                                                                ========================================

Undistributed net investment income included in net assets:
 End of period..............................................     $    7,739,052         $   (28,882,208)
                                                                ========================================

                       See Notes to Financial Statements.

MUTUAL SHARES FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Shares Fund (the Fund) is a separate, diversified series of Franklin Mutual Series Fund, Inc. (the Series Fund), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital appreciation and income through a flexible policy of investing in stocks and corporate debt securities. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. FOREIGN CURRENCY CONTRACTS:

The Fund may enter into forward exchange contracts to hedge against fluctuations in foreign exchange rates. A forward exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. These contracts are valued daily and the Fund's equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

MUTUAL SHARES FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)


c. FOREIGN CURRENCY CONTRACTS (CONT.)

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

d. OPTION CONTRACTS:

Options purchased are recorded as investments; options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

e. SECURITIES SOLD SHORT:

The Fund is engaged in selling securities short, which obligates the Fund to replace a security borrowed. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit for the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.

f. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

g. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

MUTUAL SHARES FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)


g. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONT.)

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Series Fund are allocated among the funds comprising the Series Fund based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

h. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

The Fund offers four classes of shares: Class Z, Class A, Class B and Class C shares. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At June 30, 2001, there were 1.7 billion shares authorized ($0.001 par value) of which 1 billion, 250 million, 200 million and 250 million were designated as Class Z, Class A, Class B and Class C shares, respectively. Transactions in the Fund's shares were as follows:

                                                               SIX MONTHS ENDED                        YEAR ENDED
                                                                JUNE 30, 2001                      DECEMBER 31, 2000
                                                         -----------------------------------------------------------------
                                                           SHARES          AMOUNT               SHARES          AMOUNT
                                                           -----------------------------------------------------------
CLASS Z SHARES:
Shares sold............................................    5,908,231    $ 123,609,475           8,401,448    $ 169,274,555
Shares issued on reinvestment of distributions.........    7,015,085      149,070,524          36,372,598      694,521,339
Shares redeemed........................................   (9,291,094)    (194,440,227)        (46,677,074)    (934,974,234)
                                                         -----------------------------------------------------------------
Net increase (decrease)................................    3,632,222    $  78,239,772          (1,903,028)   $ (71,178,340)
                                                         =================================================================

MUTUAL SHARES FUND
Notes to Financial Statements (unaudited) (continued)

2. CAPITAL STOCK (CONT.)


                                                               SIX MONTHS ENDED                        YEAR ENDED
                                                                JUNE 30, 2001                      DECEMBER 31, 2000
                                                         -----------------------------------------------------------------
                                                           SHARES          AMOUNT               SHARES          AMOUNT
                                                           -----------------------------------------------------------
CLASS A SHARES:
Shares sold............................................   11,217,516    $ 235,380,529          11,888,627    $ 238,134,009
Shares issued on reinvestment of distributions.........    1,956,534       41,380,591           9,462,361      180,120,228
Shares redeemed........................................   (7,245,034)    (151,407,723)        (23,325,313)    (467,139,657)
                                                         -----------------------------------------------------------------
Net increase (decrease)................................    5,929,016    $ 125,353,397          (1,974,325)   $ (48,885,420)
                                                         =================================================================
                                                               SIX MONTHS ENDED                        YEAR ENDED
                                                                JUNE 30, 2001                      DECEMBER 31, 2000
                                                         -----------------------------------------------------------------
                                                           SHARES          AMOUNT               SHARES          AMOUNT
                                                           -----------------------------------------------------------
CLASS B SHARES:
Shares sold............................................    1,700,154    $  35,477,342             701,518    $  13,978,868
Shares issued on reinvestment of distributions.........       91,485        1,912,045             219,958        4,147,974
Shares redeemed........................................     (121,951)      (2,511,000)           (211,342)      (4,193,909)
                                                         -----------------------------------------------------------------
Net increase...........................................    1,669,688    $  34,878,387             710,134    $  13,932,933
                                                         =================================================================
                                                               SIX MONTHS ENDED                        YEAR ENDED
                                                                JUNE 30, 2001                      DECEMBER 31, 2000
                                                         -----------------------------------------------------------------
                                                           SHARES          AMOUNT               SHARES          AMOUNT
                                                           -----------------------------------------------------------
CLASS C SHARES:
Shares sold............................................    4,250,016    $  88,778,223           4,238,621    $  84,392,271
Shares issued on reinvestment of distributions.........    1,120,917       23,516,307           5,456,315      103,268,360
Shares redeemed........................................   (2,593,735)     (53,649,106)        (14,914,986)    (296,617,463)
                                                         -----------------------------------------------------------------
Net increase (decrease)................................    2,777,198    $  58,645,424          (5,220,050)   $(108,956,832)
                                                         =================================================================

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Series Fund are also officers and/or directors of Franklin Mutual Advisers, LLC (Franklin Mutual) and Franklin Templeton Services, LLC (FT Services), the Fund's investment manager and administrative manager, respectively. Franklin/Templeton Investor Services, LLC (Investor Services) and Franklin/Templeton Distributors, Inc. (Distributors) are the Fund's transfer agent and principal underwriter, respectively.

The Fund pays an investment management fee to Franklin Mutual of 0.60% per year of the average daily net assets of the Fund. Management fees were reduced on assets invested in the Franklin Institutional Fiduciary Trust Money Market Portfolio.

MUTUAL SHARES FUND
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)

The Fund pays its allocated share of an administrative fee to FT Services based on the Series Fund's aggregate average daily net assets as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.35%, 1.00% and 1.00% per year of the average daily net asset of Class A, Class B and Class C shares, respectively. Distributors received net commissions from sales of those Fund shares, and received contingent deferred sales charges for the period of $354,270 and $32,403, respectively.

4. INCOME TAXES

At June 30, 2001, the net unrealized appreciation based on the cost of investments for income tax purposes of $6,500,183,577 was as follows:

Unrealized appreciation.....................................  $1,950,292,161
Unrealized depreciation.....................................    (125,965,453)
                                                              --------------
Net unrealized appreciation.................................  $1,824,326,708
                                                              ==============

Net investment income and net realized capital gains differ for financial statement and tax purposes primarily due to differing treatments of passive foreign investment companies, wash sales foreign currency transactions, and losses realized subsequent to October 31 on the sales of foreign currencies.

At December 31, 2000, the Fund had deferred currency losses occurring subsequent to October 31, 2000 of $1,276,493. For tax purposes, such losses will be reflected in the year ending December 31, 2001.

The fund utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividend paid deduction for tax purposes.

MUTUAL SHARES FUND
Notes to Financial Statements (unaudited) (continued)

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 2001, aggregated $2,165,587,460 and $1,908,999,852 respectively.

Transactions in options written during the period ended June 30, 2001 were as follows:

                                                              NUMBER OF
                                                              CONTRACTS     PREMIUM
                                                              ----------------------
Options outstanding at December 31, 2000....................     551       $ 112,730
Options expired.............................................    (551)       (112,730)
                                                              ----------------------
Options outstanding at June 30, 2001........................       0       $       0
                                                              ======================

6. FORWARD CURRENCY CONTRACTS

At June 30, 2001, the Fund has outstanding forward exchange contracts as set out below. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contracts.

                                                                                    IN         SETTLEMENT         UNREALIZED
CONTRACTS TO BUY:                                                              EXCHANGE FOR       DATE            GAIN/(LOSS)
------------------                                                             ----------------------------------------------
    19,300,000  Hong Kong Dollars.....................................  U.S.  $    2,474,359     7/19/01    U.S.  $       169
                                                                              ==============                      -----------
CONTRACTS TO SELL:
------------------
    29,215,451  British Pounds........................................  U.S.  $   41,122,842      7/6/01    U.S.  $    46,041
   115,518,149  Danish Krone..........................................            13,521,722     7/16/01              392,810
   177,505,932  British Pounds........................................           251,401,704     7/18/01            1,937,135
   182,290,280  Hong Kong Dollars.....................................            23,393,605     7/19/01               21,458
   121,500,000  European Unit.........................................           104,112,999     7/25/01            1,308,132
    25,563,433  Canadian Dollars......................................            16,848,445     7/31/01               13,600
    27,500,000  British Pounds........................................            38,720,000     7/31/01               90,219
   109,872,579  European Unit.........................................            99,197,825      8/1/01            6,243,021
    98,965,995  European Unit.........................................            90,020,399      8/2/01            6,294,239
    19,500,000  British Pounds........................................            27,529,725      8/2/01              137,781
    82,612,906  European Unit.........................................            74,457,571     8/16/01            4,582,830
    11,153,000  Canadian Dollars......................................             7,360,259     8/31/01               19,412
    54,177,685  European Unit.........................................            46,119,971     9/24/01              323,763
    43,942,810  British Pounds........................................            61,883,591     9/25/01              290,328
 4,500,000,000  Japanese Yen..........................................            36,657,373     9/27/01              229,713
    64,439,968  European Unit.........................................            55,778,019    11/21/01            1,339,573

MUTUAL SHARES FUND
Notes to Financial Statements (unaudited) (continued)

6. FORWARD CURRENCY CONTRACTS (CONT.)


                                                                                    IN         SETTLEMENT         UNREALIZED
CONTRACTS TO SELL:                                                             EXCHANGE FOR       DATE            GAIN/(LOSS)
------------------                                                             ----------------------------------------------
    33,474,352  Swiss Francs..........................................  U.S.  $   18,757,883    12/13/01    U.S.  $    73,145
    40,000,000  European Unit.........................................            33,960,000    12/27/01              179,881
 5,946,935,751  Japanese Yen..........................................            48,843,309    12/27/01              216,026
                                                                              --------------                      -----------
                                                                        U.S.  $1,089,687,242                       23,739,107
                                                                              ==============                      -----------
         Net unrealized gain on offsetting forward exchange
  contracts...........................................................                                              1,128,112
                                                                                                                  -----------
           Unrealized gain on forward exchange contracts..............                                      U.S.  $24,867,388
                                                                                                                  ===========

                                                                                    IN         SETTLEMENT         UNREALIZED
CONTRACTS TO BUY:                                                              EXCHANGE FOR       DATE            GAIN/(LOSS)
------------------                                                             ----------------------------------------------
    70,206,921  Hong Kong Dollars.....................................  U.S.  $    9,004,635                U.S.  $    (3,133)
                                                                              ==============                      -----------
CONTRACTS TO SELL:
------------------
     1,800,000  British Pounds........................................  U.S.  $    2,517,588     7/18/01    U.S.  $   (12,109)
    52,851,507  Canadian Dollars......................................            34,265,157     7/31/01             (540,300)
    33,940,621  Canadian Dollars......................................            21,965,214     8/16/01             (380,166)
    17,308,273  Canadian Dollars......................................            11,232,921     8/31/01             (159,295)
                                                                              --------------                      -----------
                                                                        U.S.  $   69,980,880                       (1,091,870)
                                                                              ==============                      -----------
         Unrealized loss on forward exchange contracts................                                             (1,095,003)
                                                                                                                  -----------
           Net unrealized gain on forward exchange contracts..........                                      U.S.  $23,772,385
                                                                                                                  ===========

7. RESTRICTED SECURITIES

The Fund may purchase securities through a private offering that generally cannot be sold to the public without prior registration under the Securities Act of 1933. The costs of registering such securities are paid by the issuer. Restricted securities held at June 30, 2001 are as follows:

                                                                                      ACQUISITION
 NUMBER OF SHARES                                ISSUER                                  DATE           VALUE
----------------------------------------------------------------------------------------------------------------
             3        Lancer Industries Inc., B...................................      8/11/89      $ 7,189,957
       685,950        Security Capital European Realty............................      4/08/98       10,711,109
        85,000        White Mountains Insurance Group Inc., cvt., pfd.............      6/01/01       28,783,125
                                                                                                     -----------
TOTAL RESTRICTED SECURITIES (COST $30,762,590) (.56% OF NET ASSETS)...............                   $46,684,191
                                                                                                     ===========

MUTUAL SHARES FUND
Notes to Financial Statements (unaudited) (continued)

8. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" at June 30, 2001 were as shown below.

                                    NUMBER OF                                  NUMBER OF
                                     SHARES                                     SHARES
                                  OR PRINCIPAL                               OR PRINCIPAL
                                   AMOUNT HELD      GROSS         GROSS       AMOUNT HELD        VALUE       INVESTMENT INCOME
         NAME OF ISSUER           DEC. 31, 2000   ADDITIONS    REDUCTIONS    JUNE 30, 2001   JUNE 30, 2001    1/1/01-6/30/01
------------------------------------------------------------------------------------------------------------------------------
NON CONTROLLED AFFILIATES
Alexander's Inc. ...............      383,200             --           --        383,200     $ 23,030,320              --
City Investing Company
 Liquidating Trust..............    4,314,037         30,400           --      4,344,437        6,516,656              --
DecisionOne Corp. ..............      457,492             --           --        457,492        1,372,476              --
DecisionOne Corp., Term Loan....   17,284,660             --           --     17,284,660       12,963,495              --
Fine Host Corp. ................      784,457             --           --        784,457        7,060,113              --
Florida East Coast Industries
 Inc., A........................    1,913,700         11,560           --      1,925,260                *              --
Florida East Coast Industries
 Inc., B........................      352,212         57,999           --        410,211                *              --
Kindred Healthcare Inc. ........           --      1,337,395           --      1,337,395       60,985,212              --
Kindred Healthcare, Inc., wts.,
 Series A, 4/20/06..............           --        211,977           --        211,977        3,624,807              --
Kindred Healthcare, Inc., wts.,
 Series B, 4/20/06..............           --        529,943           --        529,943        8,055,134              --
Kindred Healthcare Operating
 Inc., senior secured note, FRN,
 4/18/08........................           --     28,938,588           --     28,938,588       27,346,966              --
Lancer Industries Inc., B.......            3             --           --              3        7,189,957              --
MBOP Liquidating Trust..........      574,712             --           --        574,712          287,343              --
MFN Financial Corp. ............      573,852             --           --        573,852        4,203,466              --
MFN Financial Corp., Series A,
 10.00%, 3/23/01................    3,998,216             --   (3,998,216)            --               --        $ 99,955
MFN Financial Corp., Series B,
 FRN, 10.9588%, 3/23/01.........    3,528,213             --   (3,528,213)            --               --          96,541
Nippon Investment Partners,
 LP.............................           --     18,938,000           --     18,938,000       18,938,000              --
Sunbeam Corp. ..................   11,260,174             --   (11,260,174)           --                *              --
Van Melle NV....................    1,812,527             --   (1,812,527)            --                *              --
White Mountains Insurance Group,
 Inc............................      421,384             --      (23,729)       397,655      149,617,694         421,384
White Mountains Insurance Group
 Inc., cvt, pfd.................           --         85,000           --         85,000       28,783,125          13,507
                                                                                             ---------------------------------
TOTAL NON CONTROLLED AFFILIATES                                                              $359,974,764        $631,387
                                                                                             =================================


                                    REALIZED
                                    CAPITAL
         NAME OF ISSUER           GAIN/(LOSS)
--------------------------------
NON CONTROLLED AFFILIATES
Alexander's Inc. ...............            --
City Investing Company
 Liquidating Trust..............            --
DecisionOne Corp. ..............            --
DecisionOne Corp., Term Loan....            --
Fine Host Corp. ................            --
Florida East Coast Industries
 Inc., A........................            --
Florida East Coast Industries
 Inc., B........................            --
Kindred Healthcare Inc. ........            --
Kindred Healthcare, Inc., wts.,
 Series A, 4/20/06..............            --
Kindred Healthcare, Inc., wts.,
 Series B, 4/20/06..............            --
Kindred Healthcare Operating
 Inc., senior secured note, FRN,
 4/18/08........................            --
Lancer Industries Inc., B.......            --
MBOP Liquidating Trust..........            --
MFN Financial Corp. ............            --
MFN Financial Corp., Series A,
 10.00%, 3/23/01................  $    197,565
MFN Financial Corp., Series B,
 FRN, 10.9588%, 3/23/01.........       186,748
Nippon Investment Partners,
 LP.............................            --
Sunbeam Corp. ..................   (15,315,395)
Van Melle NV....................    60,993,400
White Mountains Insurance Group,
 Inc............................     7,183,450
White Mountains Insurance Group
 Inc., cvt, pfd.................            --
                                  ------------
TOTAL NON CONTROLLED AFFILIATES   $ 53,245,768
                                  ============

*As of June 30, 2001, no longer an affiliate.

SEMIANNUAL REPORT
MUTUAL SHARES FUND

CHAIRMAN OF THE BOARD
Michael F. Price

OFFICERS
Peter A. Langerman
Robert L. Friedman
Jeffrey Altman
Raymond Garea
Lawrence Sondike
David J. Winters

INVESTMENT MANAGER
Franklin Mutual Advisers, LLC
51 John F. Kennedy Parkway
Short Hills, NJ 07078

DISTRIBUTOR
Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301 - (Class A, B, & C)
1-800/448-FUND - (Class Z)

This report must be preceded or accompanied by the current Mutual Shares Fund prospectus, which contains more complete information including risk factors, charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

474 S01 08/01          [RECYCLE SYMBOL]     Printed on recycled paper